Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party		$ 16,700
Amount due to related pary	[1]	403,500
Unicorn Ventures Limited [Member]
Related Party Transaction [Line Items]
Non-trade transactions		12,750
Angkasa XL Foundation [Member]
Related Party Transaction [Line Items]
Non-trade transactions		$ 3,950

[1]	As of December 31, 2023, the amount due to related party of $403,500 being loan from the Company’s shareholder.